INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 31,000,000
Valuation allowance percentage	100.00%
Increased in valuation allowance	$ 2,000,000.0	$ 3,000,000.0
Unrecognized tax benefits	281,207	$ 249,516	$ 190,228
Unrecognized tax benefits that would impact effective tax rate	0
Expiring in 2034 [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	670,000
Indefinitely [Member]
Tax Credit Carryforward [Line Items]
Net operating loss carryforwards	$ 30,000,000